UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND- MICRO-CAP PORTFOLIO
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 85.4%
	SHARES	VALUE
Consumer Products - 4.5%
Apparel and Shoes - 2.6%
Jos. A. Bank Clothiers [a,b]	107,900	$3,814,265
LaCrosse Footwear [a]	189,608	2,919,963
Shoe Pavilion [a,b]	281,700	1,746,540
Stride Rite	197,600	3,041,064
True Religion Apparel [a,b]	266,000	4,319,840

		15,841,672

Food/Beverage/Tobacco - 0.7%
Boston Beer Cl. A [a,b]	34,400	1,147,240
Monterey Gourmet Foods [a,b]	322,200	1,379,016
Reliv International	181,000	1,981,950

		4,508,206

Sports and Recreation - 0.7%
Arctic Cat	73,000	1,422,770
Sturm, Ruger & Company [a,b]	222,000	2,985,900

		4,408,670

Other Consumer Products - 0.5%
RC2 Corporation [a,b]	74,800	3,021,172

Total		27,779,720

Consumer Services - 5.2%
Direct Marketing - 0.2%
Dover Saddlery [a,b]	120,065	1,062,575

Leisure and Entertainment - 1.2%
FortuNet [a,b]	130,200	1,180,914
4Kids Entertainment [a,b]	113,000	2,137,960
Multimedia Games [a]	57,900	689,010
New Frontier Media	410,900	3,698,100

		7,705,984

Restaurants and Lodgings - 0.3%
Benihana Cl. A [a]	65,045	1,843,375

Retail Stores - 2.0%
A.C. Moore Arts & Crafts [a,b]	205,500	4,385,370
Buckle (The)	79,350	2,832,795
Cache [a,b]	119,100	2,114,025
Cato Corporation Cl. A	124,500	2,912,055

		12,244,245

Other Consumer Services - 1.5%
Capella Education [a,b]	44,100	1,479,114
Collectors Universe	261,807	3,667,916
Lincoln Educational Services [a,b]	200,104	2,843,478
Renaissance Learning	93,500	1,231,395

		9,221,903

Total		32,078,082

Financial Intermediaries - 5.0%
Banking - 1.8%
Bancorp (The) [a,b]	119,728	3,112,928
Canadian Western Bank	150,800	3,319,037
Endeavour Mining Capital	631,900	4,827,508

		11,259,473

Insurance - 2.5%
AmCOMP [a,b]	197,400	1,906,884
American Safety Insurance Holdings [a]	149,200	2,843,752
Argonaut Group [a,b]	108,000	3,494,880
NYMAGIC	43,600	1,781,060
Navigators Group [a,b]	56,300	2,824,571
United Fire & Casualty	78,630	2,762,272

		15,613,419

Securities Brokers - 0.7%
Cowen Group [a]	176,900	2,943,616
Sanders Morris Harris Group	103,700	1,104,405

		4,048,021

Total		30,920,913

Financial Services - 0.5%
Investment Management - 0.5%
ADDENDA Capital	140,000	2,940,667

Total		2,940,667

Health - 14.6%
Drugs and Biotech - 6.9%
Barrier Therapeutics [a,b]	168,500	1,162,650
Cell Genesys [a]	285,500	1,199,100
Cerus Corporation [a,b]	275,000	1,856,250
Dendreon Corporation [a,b]	190,000	2,456,700
DUSA Pharmaceuticals [a,b]	523,949	1,875,737
Dyax Corporation [a,b]	550,116	2,266,478
Halozyme Therapeutics [a,b]	521,600	4,204,096
Idenix Pharmaceuticals [a,b]	188,600	1,376,780
Infinity Pharmaceuticals [a,b]	116,925	1,407,777
Lexicon Genetics [a,b]	612,600	2,223,738
Maxygen [a,b]	183,000	2,040,450
Myriad Genetics [a,b]	72,400	2,494,904
Neogen Corporation [a,b]	116,700	2,751,786
Orchid Cellmark [a,b]	1,240,200	7,751,250
ULURU [a,b]	694,800	3,474,000
VIVUS [a]	301,600	1,547,208
Zila [a,b]	1,219,500	2,560,950

		42,649,854

Health Services - 1.4%
Bio-Imaging Technologies [a,b]	303,823	1,901,932
Hooper Holmes [a,b]	585,700	2,618,079
Horizon Health [a]	114,000	2,228,700
U.S. Physical Therapy [a,b]	136,400	1,898,688

		8,647,399

Medical Products and Devices - 6.0%
Anika Therapeutics [a,b]	123,252	1,522,162
Bioveris Corporation [a]	307,668	4,088,908
Bruker BioSciences [a]	573,043	6,028,412
Caliper Life Sciences [a,b]	321,000	1,813,650
Candela Corporation [a,b]	152,000	1,735,840
Exactech [a,b]	149,000	2,367,610
IRIS International [a]	31,300	436,635
Langer [a]	460,300	2,485,620
Merit Medical Systems [a,b]	113,600	1,425,680
Minrad International [a]	293,400	1,519,812
NMT Medical [a,b]	153,700	2,090,320
Possis Medical [a,b]	156,200	2,032,162
Shamir Optical Industry [a]	145,700	1,320,042
Syneron Medical [a,b]	73,900	1,998,995
Synovis Life Technologies [a,b]	92,800	1,254,656
Thermage [a,b]	222,200	2,022,020
Young Innovations	117,000	3,184,740

		37,327,264

Personal Care - 0.3%
Nutraceutical International [a]	129,500	2,136,750

Total		90,761,267

Industrial Products - 10.8%
Automotive - 0.5%
Aftermarket Technology [a,b]	108,900	2,644,092
Wescast Industries Cl. A	64,100	680,143

		3,324,235

Building Systems and Components - 2.0%
AAON	154,550	4,038,391
Drew Industries [a,b]	160,600	4,606,008
Flanders Corporation [a,b]	140,100	1,015,725
LSI Industries	158,250	2,649,105

		12,309,229

Industrial Components - 0.6%
Powell Industries [a]	108,600	3,475,200

Machinery - 1.7%
Eagle Test Systems [a]	347,100	5,775,744
Key Technology [a]	153,200	2,420,560
T-3 Energy Services [a]	104,297	2,098,456

		10,294,760

Metal Fabrication and Distribution - 4.3%
Dynamic Materials	86,700	2,836,824
Metal Management	125,600	5,802,720
Novamerican Steel [a]	176,400	7,800,408
Olympic Steel	195,600	6,061,644
Samuel Manu-Tech	54,700	620,676
Steel Technologies	118,000	3,490,440

		26,612,712

Specialty Chemicals and Materials - 0.6%
American Vanguard [b]	111,033	1,897,554
Hawkins	123,300	1,824,840

		3,722,394

Other Industrial Products - 1.1%
Color Kinetics [a,b]	84,900	1,649,607
Distributed Energy Systems [a]	539,600	739,252
Electro Rent [a]	95,100	1,369,440
Peerless Manufacturing [a]	77,300	2,447,318
Quixote Corporation	37,900	758,000

		6,963,617

Total		66,702,147

Industrial Services - 9.8%
Commercial Services - 2.8%
BB Holdings [a]	693,924	2,970,045
Barrett Business Services [a]	40,000	922,000
CorVel Corporation [a,b]	59,225	1,791,556
GP Strategies [a]	310,200	2,822,820
Intersections [a]	194,130	1,951,007
LECG Corporation [a,b]	329,730	4,774,490
OneSource Services [a]	43,631	551,646
Willdan Group [a]	178,300	1,667,105

		17,450,669

Engineering and Construction - 2.9%
Cavalier Homes [a]	387,100	1,881,306
Cavco Industries [a,b]	150,281	5,252,321
Exponent [a,b]	382,200	7,624,890
Sterling Construction [a,b]	187,000	3,564,220

		18,322,737

Food and Tobacco Processors - 0.8%
Omega Protein [a]	297,300	2,075,154
Zapata Corporation [a]	369,300	2,640,495

		4,715,649

Printing - 1.2%
CSS Industries	64,000	2,398,720
Courier Corporation	76,718	2,997,372
Ennis	81,500	2,180,940

		7,577,032

Transportation and Logistics - 2.1%
Marten Transport [a,b]	223,949	3,556,310
Patriot Transportation Holding [a,b]	54,409	4,875,590
Vitran Corporation Cl. A [a]	230,950	4,538,168

		12,970,068

Total		61,036,155

Natural Resources - 15.8%
Energy Services - 4.0%
Dawson Geophysical [a]	45,900	2,273,427
Gulf Island Fabrication	150,300	4,019,022
Input/Output [a]	160,900	2,217,202
TGC Industries [a]	354,275	3,050,308
Tesco Corporation [a]	247,900	6,581,745
Total Energy Services Trust	493,900	4,971,085
World Energy Solutions [a]	1,908,200	1,570,195

		24,682,984

Oil and Gas - 3.6%
Bronco Drilling [a,b]	341,200	5,653,684
Edge Petroleum [a,b]	510,800	6,395,216
Exploration Company of Delaware [a,b]	149,900	1,626,415
Particle Drilling Technologies [a,b]	292,200	1,154,190
PetroCorp [a,d]	163,200	0
Pioneer Drilling [a]	152,500	1,935,225
Savanna Energy Services [a]	166,084	2,777,897
Superior Energy Services [a]	49,720	1,713,848
Superior Well Services [a,b]	50,800	1,160,780

		22,417,255

Precious Metals and Mining - 8.2%
African Platinum [a]	2,895,800	3,091,435
Alamos Gold [a]	379,200	2,414,136
Central African Gold [a]	5,757,500	1,189,639
Central African Gold (Warrants)[a]	2,099,131	413,077
Eldorado Gold [a,b]	200,000	1,166,000
Endeavour Silver [a]	298,100	1,338,469
Entree Gold [a,b]	988,700	1,591,807
Etruscan Resources [a]	366,000	1,230,039
First Majestic Silver [a,b]	775,800	3,353,176
Gammon Lake Resources [a,b]	426,947	7,544,153
Greystar Resources [a]	275,300	2,146,124
Hecla Mining [a,b]	320,500	2,903,730
Kingsgate Consolidated	822,775	3,162,110
Metallica Resources [a,b]	752,500	3,860,325
Midway Gold [a]	782,900	2,298,858
Miramar Mining [a,b]	338,000	1,598,740
North Atlantic Resources [a]	100,000	135,123
Northern Orion Resources [a]	976,800	3,975,576
Quaterra Resources [a]	526,500	1,254,114
Silvercorp Metals [a]	105,800	1,695,366
U.S. Gold [a,b]	448,600	1,884,120
Vista Gold [a,b]	115,000	861,350
Western Copper [a,b]	953,200	1,956,764

		51,064,231

Total		98,164,470

Technology - 17.4%
Aerospace and Defense - 1.9%
American Science & Engineering [a,b]	33,500	1,764,445
Axsys Technologies [a,b]	158,600	2,502,708
Ducommun [a]	122,900	3,162,217
Integral Systems	97,200	2,349,324
TVI Corporation [a,b]	1,332,490	2,038,710

		11,817,404

Components and Systems - 2.7%
Digi International [a]	256,200	3,253,740
Excel Technology [a]	87,300	2,385,909
OSI Systems [a]	71,400	1,887,816
Perceptron [a,b]	147,600	1,328,400
Performance Technologies [a]	369,000	1,848,690
TTM Technologies [a,b]	606,200	5,783,148

		16,487,703

Internet Software and Services - 2.2%
Answers Corporation [a,b]	144,100	1,863,213
EDGAR Online [a,b]	292,000	794,240
Inforte Corporation [a,c]	1,101,200	3,821,164
Jupitermedia Corporation [a,b]	361,307	2,391,852
Packeteer [a,b]	206,300	2,562,246
SupportSoft [a]	372,100	2,098,644

		13,531,359

IT Services - 0.8%
Entrust [a,b]	471,600	1,900,548
MAXIMUS	85,000	2,930,800

		4,831,348

Semiconductors and Equipment - 5.4%
Advanced Energy Industries [a]	160,100	3,368,504
Cascade Microtech [a,b]	151,800	2,163,150
CEVA [a]	416,500	3,011,295
Genesis Microchip [a,b]	310,000	2,879,900
Ikanos Communications [a,b]	208,300	1,618,491
Integrated Silicon Solution [a,b]	459,824	2,561,220
MIPS Technologies [a,b]	149,800	1,337,714
NetList [a]	418,000	2,909,280
Nextest Systems [a,b]	335,100	4,691,400
PDF Solutions [a,b]	252,900	2,855,241
QuickLogic Corporation [a,b]	287,800	808,718
Semitool [a,b]	253,500	3,295,500
Staktek Holdings [a,b]	629,600	2,046,200

		33,546,613

Software - 2.1%
Descartes Systems Group (The) [a]	240,000	1,048,800
Evans & Sutherland Computer [a]	3,150	9,923
Fundtech [a]	128,100	1,762,656
iPass [a,b]	430,500	2,165,415
Moldflow Corporation [a]	90,500	1,360,215
NetScout Systems [a,b]	292,800	2,649,840
Pervasive Software [a]	247,105	1,010,659
PLATO Learning [a,b]	434,658	1,825,564
Unica Corporation [a,b]	123,300	1,547,415

		13,380,487

Telecommunications - 2.3%
Anaren [a,b]	168,800	2,972,568
Atlantic Tele-Network	160,250	4,187,333
Catapult Communications [a]	126,900	1,236,006
Globecomm Systems [a]	189,000	2,022,300
Hurray! Holding Company ADR [a]	204,800	1,052,672
KVH Industries [a,b]	138,900	1,294,548
PC-Tel [a]	125,000	1,271,250

		14,036,677

Total		107,631,591

Miscellaneous [e] - 1.8%
Total		10,991,957

TOTAL COMMON STOCKS
(Cost $418,262,390)		529,006,969

REPURCHASE AGREEMENTS - 15.7%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $32,237,695 (collateralized by obligations of various U.S. Government Agencies, valued at $33,030,163) (Cost $32,224,000)		32,224,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $65,028,167 (collateralized by obligations of various U.S. Government Agencies, valued at $66,331,391) (Cost $65,000,000)		65,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $97,224,000)		97,224,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED - 11.3%
U.S. Treasury Bonds 3.875%-12.00% due 11/15/12-8/15/29	$1,725,490	1,739,941
U.S. Treasury Notes 3.25%-5.625% due 8/15/07-12/15/09	21,882	22,282
U.S. Treasury Strip-Interest due 2/15/23	658	658
U.S. Treasury Strip-Principal due 5/15/17	9	9
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-5.25%)		68,047,509

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $69,810,399)		69,810,399

TOTAL INVESTMENTS - 112.4%
(Cost $585,296,789)		696,041,368

LIABILITIES LESS CASH AND OTHER ASSETS - (12.4)%		(76,938,867)

NET ASSETS - 100.0%		$619,102,501

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND- SMALL-CAP PORTFOLIO
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 88.4%
	SHARES	VALUE
Consumer Products - 9.9%
Apparel and Shoes - 4.2%
Cutter & Buck	221,962	$2,630,250
K-Swiss Cl. A	133,800	3,615,276
Stride Rite	186,900	2,876,391
Timberland Company Cl. A [a]	23,300	606,499
Tween Brands [a]	93,300	3,332,676

		13,061,092

Home Furnishing and Appliances - 2.1%
American Woodmark	34,066	1,252,266
Ethan Allen Interiors	79,200	2,798,928
Stanley Furniture	113,900	2,369,120

		6,420,314

Sports and Recreation - 1.5%
Thor Industries	102,500	4,037,475
Winnebago Industries	13,300	447,279

		4,484,754

Other Consumer Products - 2.1%
RC2 Corporation [a]	160,820	6,495,520

Total		30,461,680

Consumer Services - 10.2%
Direct Marketing - 1.2%
Nu Skin Enterprises Cl. A	220,300	3,639,356

Leisure and Entertainment - 0.9%
International Speedway Cl. A	56,100	2,900,370

Media and Broadcasting - 1.0%
Westwood One	437,900	3,008,373

Restaurants and Lodgings - 1.4%
Applebee’s International	61,100	1,514,058
CEC Entertainment [a]	65,100	2,704,254

		4,218,312

Retail Stores - 5.5%
Buckle (The)	113,400	4,048,380
Cato Corporation Cl. A	157,400	3,681,586
Claire’s Stores	96,700	3,106,004
Deb Shops	87,100	2,358,668
Finish Line (The) Cl. A	246,500	3,105,900
Weis Markets	10,900	487,230

		16,787,768

Other Consumer Services - 0.2%
Universal Technical Institute [a]	33,200	766,256

Total		31,320,435

Financial Intermediaries - 3.5%
Insurance - 1.9%
Assured Guaranty	114,600	3,130,872
ProAssurance Corporation [a]	14,100	721,215
Security Capital Assurance	74,000	2,089,020

		5,941,107

Securities Brokers - 1.6%
Knight Capital Group Cl. A [a]	304,200	4,818,528

Total		10,759,635

Financial Services - 1.5%
Information and Processing - 1.5%
eFunds Corporation [a]	169,100	4,508,206

Total		4,508,206

Health - 4.0%
Drugs and Biotech - 0.3%
Alpharma Cl. A	25,300	609,224
Sciele Pharma [a]	17,400	412,032

		1,021,256

Health Services - 0.7%
U.S. Physical Therapy [a]	152,200	2,118,624

Medical Products and Devices - 0.8%
Vital Signs	47,300	2,458,654

Personal Care - 2.2%
Inter Parfums	191,000	4,011,000
Nutraceutical International [a]	169,104	2,790,216

		6,801,216

Total		12,399,750

Industrial Products - 18.7%
Automotive - 0.4%
Dorman Products [a]	101,964	1,178,704

Building Systems and Components - 2.1%
Drew Industries [a]	112,000	3,212,160
Simpson Manufacturing	108,600	3,349,224

		6,561,384

Construction Materials - 1.8%
Eagle Materials	84,500	3,771,235
Florida Rock Industries	26,200	1,762,998

		5,534,233

Industrial Components - 0.9%
Bel Fuse Cl. B	71,488	2,767,301

Machinery - 7.9%
Applied Industrial Technologies	132,800	3,258,912
Eagle Test Systems [a]	243,369	4,049,660
Graco	53,500	2,095,060
Lincoln Electric Holdings	50,500	3,007,780
MTS Systems	82,909	3,220,186
Rofin-Sinar Technologies [a]	75,800	4,485,844
Woodward Governor	99,000	4,075,830

		24,193,272

Metal Fabrication and Distribution - 4.4%
Chaparral Steel	92,214	5,364,088
Metal Management	103,800	4,795,560
Quanex Corporation	76,300	3,231,305

		13,390,953

Specialty Chemicals and Materials - 1.2%
Westlake Chemical	139,800	3,795,570

Total		57,421,417

Industrial Services - 10.5%
Commercial Services - 7.8%
Barrett Business Services	134,326	3,096,214
Heidrick & Struggles International [a]	89,600	4,341,120
Korn/Ferry International [a]	186,600	4,280,604
Labor Ready [a]	163,800	3,110,562
LECG Corporation [a]	311,300	4,507,624
Navigant Consulting [a]	153,400	3,031,184
SM&A [a]	244,334	1,734,771

		24,102,079

Engineering and Construction - 0.6%
Exponent [a]	83,516	1,666,144

Transportation and Logistics - 2.1%
Arkansas Best	92,700	3,295,485
General Maritime	8,100	233,928
Heartland Express	189,100	3,002,908

		6,532,321

Total		32,300,544

Natural Resources - 14.5%
Energy Services - 4.2%
Ensign Energy Services	208,900	3,501,269
Oil States International [a]	154,800	4,967,532
Patterson-UTI Energy	35,400	794,376
RPC	213,600	3,558,576

		12,821,753

Oil and Gas - 8.4%
Cimarex Energy	58,518	2,166,336
Edge Petroleum [a]	258,900	3,241,428
Mariner Energy [a]	207,100	3,961,823
St. Mary Land & Exploration	165,100	6,055,868
Superior Well Services [a]	153,569	3,509,052
Unit Corporation [a]	134,000	6,779,060

		25,713,567

Precious Metals and Mining - 1.9%
Agnico-Eagle Mines	105,000	3,719,100
Pan American Silver [a]	75,000	2,219,250

		5,938,350

Total		44,473,670

Technology - 13.1%
Components and Systems - 2.2%
Digi International [a]	235,900	2,995,930
Rimage Corporation [a]	85,497	2,215,227
Tektronix	52,000	1,464,320

		6,675,477

Distribution - 0.5%
Insight Enterprises [a]	82,800	1,488,744

IT Services - 1.6%
MAXIMUS	31,500	1,086,120
Perot Systems Cl. A [a]	220,500	3,940,335

		5,026,455

Semiconductors and Equipment - 3.9%
Cirrus Logic [a]	313,118	2,398,484
Entegris [a]	200,200	2,142,140
Fairchild Semiconductor International [a]	81,900	1,369,368
IXYS Corporation [a]	107,300	1,097,679
Nextest Systems [a]	127,100	1,779,400
Semitool [a]	247,150	3,212,950

		12,000,021

Software - 2.3%
iPass [a]	379,272	1,907,738
ManTech International Cl. A [a]	94,200	3,147,222
PAR Technology [a]	46,900	465,248
Pervasive Software [a]	341,172	1,395,394

		6,915,602

Telecommunications - 2.6%
ADTRAN	62,700	1,526,745
Foundry Networks [a]	82,900	1,124,953
NETGEAR [a]	110,000	3,138,300
Premiere Global Services [a]	202,700	2,274,294

		8,064,292

Total		40,170,591

Miscellaneous [e] - 2.5%
Total		7,867,748

TOTAL COMMON STOCKS
(Cost $233,955,470)		271,683,676

REPURCHASE AGREEMENT - 14.9%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $45,961,525 (collateralized by obligations of various U.S. Government Agencies, valued at $47,094,444) (Cost $45,942,000)		45,942,000

TOTAL INVESTMENTS - 103.3%
(Cost $279,897,470)		317,625,676

LIABILITIES LESS CASH AND OTHER ASSETS - (3.3)%		(10,220,469)

NET ASSETS - 100.0%		$307,405,207

a	Non-income producing.

b	All or a portion of these securities were on loan at March 31, 2007. Total market value of loaned securities for Royce Micro-Cap Portfolio at March 31, 2007 was $67,365,148.

c	At March 31, 2007, Royce Micro-Cap Portfolio owned 5% or more of a Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/06	12/31/06	Purchases	Sales	Gain (Loss)	Income	3/31/07	3/31/07

Inforte Corporation	396,000	$1,481,040	$2,416,930	-	-	-	1,101,200	$3,821,164

		$1,481,040			-	-		$3,821,164

d	A security for which market quotations are no longer readily available represent 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

e	Includes securities first acquired in 2007 and less than 1% of net assets.

TAX INFORMATION:
At March 31, 2007, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$585,326,138	$110,715,230	$132,920,906	$22,205,676
Small-Cap Portfolio	280,001,646	37,624,030	43,667,511	6,043,481

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevent non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indicies of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Capital Fund
Date: May 29, 2007

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Capital Fund
Date: May 29, 2007